Institutional | Rainier Balanced Portfolio
SUMMARY SECTION Rainier Balanced Portfolio Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Balanced Portfolio (the "Portfolio") seeks to provide investors with a balance of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Balanced Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Balanced Portfolio Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Balanced Portfolio Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Balanced Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Balanced Portfolio Institutional Shares	93	290	504	1,120

PORTFOLIO TURNOVER

The Rainier Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Balanced Portfolio's turnover rate was 69.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Rainier Balanced Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or BBB- or better by Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch"). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio's assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio's net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio's net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Investment Adviser utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Balanced Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price ("GARP"). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Balanced Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Portfolio's Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser provided as a blend of the equity and bond market. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER BALANCED PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 3.82%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Institutional Rainier Balanced Portfolio	1 Year	5 Years	10 Years
Institutional Shares	12.65%	3.52%	3.14%
Institutional Shares Return after taxes on distributions	12.27%	2.29%	2.19%
Institutional Shares Return after taxes on distributions and sale of fund shares	8.39%	2.66%	2.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Balanced Index (reflects no deduction for fees, expenses or taxes)	11.52%	3.82%	3.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.